Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities - Schedule of Accounts Payable, Accrued Expenses and Other Current Liabilities (Details) - USD ($)		Jul. 31, 2025	Jul. 31, 2024
Accounts payable, accrued expenses and other current liabilities:
Accrued litigation fee, current	[1]		$ 750,000
Investment securities payable			69,621
Payable to Li Meng	[2]	328,747
Accrued payroll		164,585
Accrued rental		5,000
Others		7,627	137,436
Total		505,959	957,057
Current portion of long-term payables:
Accrued litigation fee	[1]	250,000
Other long-term liabilities:
Accrued litigation fee, noncurrent	[1]		$ 250,000

[1]	On September 24, 2024, the Company and Boustead Securities, LLC (“Boustead”) entered into a settlement agreement, pursuant to which the Company would compensate Boustead in the amount of $1,000,000 (Note 14). The compensation is payable in three instalments, with first instalment of $250,000 payable with execution of settlement agreement, the second instalment of $500,000 payable before March 1, 2025, and the final instalment of $250,000 payable before December 31, 2025. The Company made the first and second instalment payments totaling 750,000 as schedule.
[2]	It represents a refundable advance from Mr. Li Meng for a financial advisory service that was subsequently cancelled. It was recorded in accounts payable, accrued expenses and other current liabilities as of July 31, 2025.